NOTE 8 – LOAN PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
NOTE 8 - LOANS PAYABLE - Future Minimum Payments

Total
2022 (six months remaining in 2022)	$6,434
2023	12,867
2024	11,816
Thereafter	—
31,117
Less: Imputed interest	(3,658)
Loan payable	27,459

Loan payable – current	12,061
Loan payable - non-current	$15,398

Total
2022	$13,638
2023	13,638
2024	12,502
Thereafter	—
39,778
Less: Imputed interest	(3,860)
Loan payable	35,918

Loan payable – current	13,400
Loan payable - non-current	$22,518